PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4. PROPERTY AND EQUIPMENT
Property and equipment as of December 31, 2024 and December 31, 2023 consisted of the following:

($ in thousands)	December 31, 2024	December 31, 2023
Land and Buildings	$209,668	$207,194
Machinery and Equipment	44,347	41,928
Furniture and Fixtures	43,054	37,912
Leasehold Improvements	183,522	173,614
Website, Computer Equipment and Software	11,853	11,124
Vehicles	2,784	2,892
Construction In Progress	12,037	14,483
Total property and equipment, gross	507,265	489,147
Less: Accumulated depreciation	(162,419)	(120,839)
Property and equipment, net	$344,846	$368,308

As of December 31, 2024 and December 31, 2023, costs related to unfinished construction at the Company’s facilities and dispensaries were capitalized in construction in progress and not depreciated. Depreciation will commence when construction is completed and the facilities and dispensaries are available for their intended use. Land costs at each balance sheet date are included in Land and Buildings.

The following table reflects depreciation expense related to property and equipment for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Depreciation expense included in cost of goods sold and ending inventory	$28,648	$35,716
Depreciation expense included in selling, general and administrative expense	15,547	18,475
Total depreciation expense	$44,195	$54,191

As of December 31, 2024 and December 31, 2023, ending inventory includes $8.2 million and $12.8 million of capitalized depreciation, respectively.

The following table reflects depreciation expense capitalized to cost of goods sold and depreciation expense capitalized to ending inventory for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
($ in thousands)	2024	2023
Capitalized expense included in cost of goods sold	$33,299	$33,873
Capitalized expense to inventory for prior periods	12,795	10,847

During the year ended December 31, 2024, the Company sold $0.3 million of property and equipment and recorded a $0.1 million net gain, primarily related to the sale of a medical dispensary in Pennsylvania. The gain is recorded in Other (expense) income, net on the Consolidated Statements of Operations.

During the year ended December 31, 2024, the Company additionally disposed of $0.8 million of property and equipment no longer in use in various states. The Company recorded a total $0.8 million net loss on the disposal of those assets which is recorded in Other (expense) income, net in the Consolidated Statements of Operations.
During the year ended December 31, 2023, the Company wrote down the remaining assets at our Mendota facility with a net book value of $0.1 million and sold certain assets to a third-party and recorded a net gain on sale of assets of $0.1 million to Other (expense) income, net in the Consolidated Statements of Operations.

During the year ended December 31, 2023, the Company sold $2.5 million of property and equipment at our Encanto Green Cross Dispensary in Arizona. The Company accelerated depreciation expense of $0.7 million on the property and equipment sold. See Note 10 “Acquisitions and Dispositions” for additional details on this transaction.

During the year ended December 31, 2023, the Company sold $2.1 million of property and equipment and recorded a $0.9 million net gain on the sale of a cultivation and manufacturing facility in Florida. The gain is recorded in Other (expense) income, net on the Consolidated Statements of Operations.

In the fourth quarter of 2022, management committed to a plan to restructure certain operations and activities within the California reporting unit. Related to that plan, during the first quarter of 2023, the Company adjusted the assumptions related to renewal options for certain leases at the impacted facilities. The Company accelerated depreciation on leasehold improvements related to those leases, with additional depreciation expense taken on these leasehold improvements in the amount of $1.1 million during the year ended December 31, 2023.